UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [   ];  Amendment Number:  ____
   This Amendment  (Check only one.):  [	] is a restatement.
       [ 	] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:			Gardner Lewis Asset Management, L.P.
Address:		285 Wilmington-West Chester Pike
			Chadds Ford, PA  19317

Form 13F File Number:    28-04874

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		William Whitfield Gardner
Title:		Chairman & CEO of the General Partner
Phone:		610-558-2800
Signature, Place, and Date of Signing:


//s// W. Whitfield Gardner		Chadds Ford, Pennsylvania	February 14, 2013

Report Type  (check only one.):

[X]  13F HOLDINGS REPORT

[  ]  13F NOTICE.

[ ]   13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		80

Form 13F Information Table Value Total:		$239,800
		(x$1000)

List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Aldila, Inc.                   COM              014384200      570   143815 SH       SOLE                   143815
Alexion Pharmaceuticals        COM              015351109     1562    16665 SH       SOLE                    15025              1640
Alliance Financial Corp.       COM              019205103     3030    69628 SH       SOLE                    69628
Alterra Capital Holdings, Ltd. COM              G0229R108     1410    50000 SH       SOLE                    50000
Amazon.Com Inc.                COM              023135106     4974    19828 SH       SOLE                    17920              1908
Anadarko Petroleum Corporation COM              032511107     4678    62947 SH       SOLE                    56846              6101
Annapolis Bancorp Inc.         COM              035848100      776    65573 SH       SOLE                    65573
Apple Computer, Inc.           COM              037833100    10539    19804 SH       SOLE                    17843              1961
Baidu, Inc. - Spon ADR         COM              056752108     2694    26860 SH       SOLE                    24149              2711
BancTrust Financial Group, Inc COM              05978R107      483   173603 SH       SOLE                   173603
Bank of America Corp.          COM              060505104     5641   485832 SH       SOLE                   437322             48510
Boeing Co.                     COM              097023105     5265    69865 SH       SOLE                    63100              6765
Broadcom Corp.                 COM              111320107     2981    89759 SH       SOLE                    79889              9870
Cascade Corp.                  COM              147195101     6065    94330 SH       SOLE                    94330
Cisco Systems, Inc.            COM              17275R102     1998   101666 SH       SOLE                    88672             12994
Citigroup Inc.                 COM              172967424     4572   115565 SH       SOLE                   103618             11947
Citizens Republic Bancorp, Inc COM              174420307     2492   131359 SH       SOLE                   131359
Clearwire Corp. - Class A      COM              18538Q105      996   344627 SH       SOLE                   344627
Community Financial Corp.      COM              20365L100     4034   666783 SH       SOLE                   666783
Costco Wholesale Corp.         COM              22160K105     1050    10634 SH       SOLE                     7999              2635
Coventry Health Care, Inc.     COM              222862104     3472    77439 SH       SOLE                    77439
Crown Holdings, Inc.           COM              228368106     2200    59775 SH       SOLE                    59775
DIRECTV-Class A                COM              25490A309     4108    81896 SH       SOLE                    75710              6186
Danaher Corp.                  COM              235851102     1989    35575 SH       SOLE                    31020              4555
Discovery Communications, Inc. COM              25470F302     1918    32785 SH       SOLE                    32785
Dollar Tree Stores, Inc.       COM              256746108      869    21421 SH       SOLE                    16168              5253
EMC Corporation                COM              268648102     2728   107817 SH       SOLE                    91712             16105
EOG Resources, Inc.            COM              26875P101     4671    38674 SH       SOLE                    33392              5282
Epoch Holding Corp.            COM              29428R103     4604   165000 SH       SOLE                   165000
Equinix, Inc.                  COM              29444U502     7915    38386 SH       SOLE                    34569              3817
Facebook, Inc.-A               COM              30303M102     2800   105200 SH       SOLE                    94555             10645
FirstCity Financial Corp.      COM              33761X107     1841   188997 SH       SOLE                   188997
Freeport-McMoRan Copper & Gold COM              35671D857     2607    76238 SH       SOLE                    68683              7555
Gilead Sciences, Inc.          COM              375558103     3868    52660 SH       SOLE                    47595              5065
Goldman Sachs, Inc.            COM              38141G104     2915    22850 SH       SOLE                    20500              2350
Google, Inc. Cl-A              COM              38259P508     5009     7081 SH       SOLE                     6254               827
Harley-Davidson, Inc.          COM              412822108     1381    28290 SH       SOLE                    28290
Heely's, Inc.                  COM              42279M107      992   444823 SH       SOLE                   444823
Humana, Inc.                   COM              444859102     6403    93296 SH       SOLE                    85946              7350
Intermec, Inc.                 COM              458786100     1268   128639 SH       SOLE                   128639
JP Morgan Chase & Co           COM              46625H100      995    22632 SH       SOLE                    16997              5635
LML Payment Systems, Inc.      COM              50208P109     5635  1642816 SH       SOLE                  1642816
Liberty Interactive Corp. - A  COM              53071M104     2041   103705 SH       SOLE                   103705
Luzerne National Bank Corp.    COM              550748107     1053    18754 SH       SOLE                    18754
Marvell Technology Group, Ltd. COM              G5876H105      148    20381 SH       SOLE                    20381
Mastercard Inc. - Class A      COM              57636Q104     5238    10662 SH       SOLE                     9624              1038
Monsanto Company               COM              61166W101     2977    31455 SH       SOLE                    27740              3715
NYSE Euronext                  COM              629491101     1892    60000 SH       SOLE                    60000
National Oilwell Varco Inc.    COM              637071101     1478    21630 SH       SOLE                    16300              5330
Netsuite, Inc.                 COM              64118Q107     1134    16845 SH       SOLE                    16845
Nordstrom, Inc.                COM              655664100     1733    32390 SH       SOLE                    29225              3165
PSS World Medical, Inc.        COM              69366A100     5858   202855 SH       SOLE                   202855
Pioneer Natural Resources Comp COM              723787107     1751    16430 SH       SOLE                    16430
Plains Exploration & Product C COM              726505100     1174    25000 SH       SOLE                    25000
Priceline.Com Inc.             COM              741503403     1048     1689 SH       SOLE                     1269               420
Qualcomm, Inc.                 COM              747525103     4207    68010 SH       SOLE                    61385              6625
Ralcorp Holdings, Inc.         COM              751028101     3362    37500 SH       SOLE                    37500
Retalix, Inc.                  COM              M8215W109      907    30511 SH       SOLE                    30511
Robbins & Myers, Inc.          COM              770196103     5229    87956 SH       SOLE                    87956
Salesforce.com, Inc.           COM              79466L302     2845    16926 SH       SOLE                    14811              2115
Scripps Networks Interactive-C COM              811065101      856    14775 SH       SOLE                    14775
Seabright Holdings, Inc.       COM              811656107     7230   653076 SH       SOLE                   653076
Shaw Group Inc.                COM              820280105      771    16533 SH       SOLE                    16533
Spartech Corporation           COM              847220209     4028   444150 SH       SOLE                   444150
Splunk, Inc.                   COM              848637104     1854    63880 SH       SOLE                    63880
Starbucks Corp.                COM              855244109     1744    32520 SH       SOLE                    29685              2835
Starwood Hotels & Resorts      COM              85590A401     3772    65763 SH       SOLE                    59563              6200
Starz - Liberty Capital        COM              85571Q102     5743    49507 SH       SOLE                    46022              3485
Sunrise Senior Living, Inc.    COM              86768K106     5660   393590 SH       SOLE                   393590
TNS, Inc.                      COM              872960109     1999    96412 SH       SOLE                    96412
Teavana Holdings, Inc.         COM              87819P102     5474   353145 SH       SOLE                   353145
The Warnaco Group, Inc.        COM              934390402     8751   122265 SH       SOLE                   122265
Titanium Metals Corp.          COM              888339207      458    27719 SH       SOLE                    27719
VMware, Inc.                   COM              928563402     4010    42600 SH       SOLE                    38230              4370
WSB Holdings, Inc.             COM              92934C101       61    10400 SH       SOLE                    10400
Walt Disney Company/The        COM              254687106     1144    22968 SH       SOLE                    20678              2290
Westway Group, Inc.            COM              96169B100      822   123303 SH       SOLE                   123303
Whole Food Markets, Inc.       COM              966837106     2578    28275 SH       SOLE                    25480              2795
YM Biosciences, Inc.           COM              984238105     1808   630000 SH       SOLE                   630000
Youku Tudou, Inc.              COM              98742U100      967    53025 SH       SOLE                    53025